PROFUNDS VP

Supplement dated October 20, 2004

to the Prospectus dated May 1, 2004

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

AND OTHER IMPORTANT CHANGES

Effective after the close of the New York Stock Exchange on December 17, 2004, Dow Jones & Company, Inc. will implement a new method for classifying companies to be included in certain of its indexes. This change in methodology is expected to affect the index composition and index names for certain of the Dow Jones Indexes utilized by the Sector ProFunds VP. In particular, the name and composition of the indexes that underlie the benchmarks for the ProFund VP Consumer Cyclical and the ProFund VP Consumer Non-Cyclical will change significantly. Accordingly, the Board of Trustees of ProFunds has approved changes to the name, investment objective and investment policy of certain Sector ProFunds VP, effective December 20, 2004 (or such other date as the indexes change) (the “Effective Date”), as described more fully below. In the case of ProFund VP Consumer Cyclical and ProFund VP Consumer Non-Cyclical, the change in the referenced index is expected to result in a one time restructuring of the relevant Fund and related transactional costs.

ProFund VP Consumer Cyclical

The index underlying the ProFund VP Consumer Cyclical’s benchmark is the Dow Jones U.S. Consumer Cyclical Sector Index (the “Current Cyclical Index”). At the close of the New York Stock Exchange on the Effective Date, the index underlying the Fund’s benchmark will change to the Dow Jones U.S. Consumer Services Index (the “Consumer Services Index”). Also at the Effective Date, the name of the Fund will change to the ProFund VP Consumer Services. The Fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the relevant index (after December 17, 2004, the Consumer Services Index).

The Current Cyclical Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics. As of September 30, 2004, the average capitalization of the Index was approximately $5.6 billion.

The Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of September 30, 2004, the average capitalization of the Index was approximately $6.2 billion.

ProFund VP Consumer Non-Cyclical

The index underlying the ProFund VP Consumer Non-Cyclical’s benchmark is the Dow Jones U.S. Consumer Non-Cyclical Sector Index (the “Current Non-Cyclical Index”). At the close of the New York Stock Exchange on the Effective Date, the index underlying the Fund’s benchmark will change to the Dow Jones U.S. Consumer Goods Index (the “Consumer Goods Index”). Also at the Effective Date, the name of the Fund will change to the ProFund VP Consumer Goods. The Fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the relevant index (after December 17, 2004, the Consumer Goods Index).

The Current Non-Cyclical Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products. As of September 30, 2004, the average capitalization of the Index was approximately $9.9 billion.

The Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. As of September 30, 2004, the average capitalization of the Index was approximately $7.1 billion.

Changes to Other Sector ProFunds VP

In addition, the changes being implemented by Dow Jones include changes to the names of certain other indexes that serve as benchmarks for the Sector ProFunds VP. Such changes do not involve significant changes to index composition or substantive changes to the focus of the Sector ProFunds’ investments. However, on the Effective Date, the names of certain other Sector ProFunds VP will be changed to conform to changes in the relevant index name as described more fully below.

Current Fund Name	New Fund Name	Current Benchmark Index Name	New Benchmark Index Name
ProFund VP Energy	ProFund VP Oil & Gas	Dow Jones U.S. Energy Sector Index	Dow Jones U.S. Oil & Gas Index
ProFund VP Financial	ProFund VP Financials	Dow Jones U.S. Financial Sector Index	Dow Jones U.S. Financials Index
ProFund VP Healthcare	ProFund VP Health Care	Dow Jones U.S. Healthcare Sector Index	Dow Jones U.S. Health Care Index
ProFund VP Industrial	ProFund VP Industrials	Dow Jones U.S. Industrial Sector Index	Dow Jones U.S. Industrials Index
ProFund VP Leisure Goods & Services	ProFund VP Leisure Goods	Dow Jones U.S. Leisure Goods & Services Index	Dow Jones U.S. Leisure Goods Index
ProFund VP Oil Drilling Equipment & Services	ProFund VP Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Drilling Equipment & Services Index	Dow Jones U.S. Oil Equipment, Services & Distribution Index
ProFund VP Wireless Communications	ProFund VP Mobile Telecommunications	Dow Jones U.S. Wireless Communications Index	Dow Jones U.S. Mobile Telecommunications Index

All indexes referenced in this supplement were developed by Dow Jones & Company, Inc., the owner and calculator of the Dow Jones U.S. Sector Indexes underlying all Sector ProFunds VP. “Dow Jones” and “Dow Jones U.S. Sector Indexes” are service marks of Dow Jones & Company, Inc.

Please keep this information with your prospectus for future reference.

PROFUNDS VP

Supplement dated October 20, 2004

to the Prospectus dated May 1, 2004

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

AND OTHER IMPORTANT CHANGES

Effective after the close of the New York Stock Exchange on December 17, 2004, Dow Jones & Company, Inc. will implement a new method for classifying companies to be included in certain of its indexes. The changes being implemented by Dow Jones include changes to the names of certain indexes that serve as benchmarks for the Sector ProFunds VP. Such changes do not involve significant changes to index composition or substantive changes to the focus of the Sector ProFund VPs’ investments. Accordingly, the Board of Trustees of ProFunds has approved changes to the name, investment objective and investment policy of each Fund, effective December 20, 2004 (or such other date as the indexes change), as described more fully below.

Current Fund Name	New Fund Name	Current Benchmark Index Name	New Benchmark Index Name
ProFund VP Energy	ProFund VP Oil & Gas	Dow Jones U.S. Energy Sector Index	Dow Jones U.S. Oil & Gas Index

ProFund VP Financial	ProFund VP Financials	Dow Jones U.S. Financial Sector Index	Dow Jones U.S. Financials Index

ProFund VP Healthcare	ProFund VP Health Care	Dow Jones U.S. Healthcare Sector Index	Dow Jones U.S. Health Care Index

All indexes referenced in this supplement were developed by Dow Jones & Company, Inc., the owner and calculator of the Dow Jones U.S. Sector Indexes underlying all Sector ProFunds VP. “Dow Jones” and “Dow Jones U.S. Sector Indexes” are service marks of Dow Jones & Company, Inc.

Please keep this information with your prospectus for future reference.

SUPPJH1004

PROFUNDS VP

Supplement dated October 20, 2004

to the Prospectus dated May 1, 2004

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

AND OTHER IMPORTANT CHANGES

Effective after the close of the New York Stock Exchange on December 17, 2004, Dow Jones & Company, Inc. will implement a new method for classifying companies to be included in certain of its indexes. This change in methodology is expected to affect the index composition and index names for certain of the Dow Jones Indexes utilized by the Sector ProFunds VP. In particular, the name and composition of the indexes that underlie the benchmarks for the ProFund VP Consumer Cyclical and the ProFund VP Consumer Non-Cyclical will change significantly. Accordingly, the Board of Trustees of ProFunds has approved changes to the name, investment objective and investment policy of certain Sector ProFunds VP, effective December 20, 2004 (or such other date as the indexes change) (the “Effective Date”), as described more fully below. In the case of ProFund VP Consumer Cyclical and ProFund VP Consumer Non-Cyclical, the change in the referenced index is expected to result in a one time restructuring of the relevant Fund and related transational costs.

ProFund VP Consumer Cyclical

The index underlying the ProFund VP Consumer Cyclical’s benchmark is the Dow Jones U.S. Consumer Cyclical Sector Index (the “Current Cyclical Index”). At the close of the New York Stock Exchange on the Effective Date, the index underlying the Fund’s benchmark will change to the Dow Jones U.S. Consumer Services Index (the “Consumer Services Index”). Also at the Effective Date, the name of the Fund will change to the ProFund VP Consumer Services. The Fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the relevant index (after December 17, 2004, the Consumer Services Index).

The Current Cyclical Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics. As of September 30, 2004, the average capitalization of the Index was approximately $5.6 billion.

The Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of September 30, 2004, the average capitalization of the Index was approximately $6.2 billion.

ProFund VP Consumer Non-Cyclical

The index underlying the ProFund VP Consumer Non-Cyclical’s benchmark is the Dow Jones U.S. Consumer Non-Cyclical Sector Index (the “Current Non-Cyclical Index”). At the close of the New York Stock Exchange on the Effective Date, the index underlying the Fund’s benchmark will change to the Dow Jones U.S. Consumer Goods Index (the “Consumer Goods Index”). Also at the Effective Date, the name of the Fund will change to the ProFund VP Consumer Goods. The Fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the relevant index (after December 17, 2004, the Consumer Goods Index).

Over -

The Current Non-Cyclical Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products. As of September 30, 2004, the average capitalization of the Index was approximately $9.9 billion.

The Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. As of September 30, 2004, the average capitalization of the Index was approximately $7.1 billion.

Changes to Other Sector ProFunds VP

In addition, the changes being implemented by Dow Jones include changes to the names of certain other indexes that serve as benchmarks for the Sector ProFunds VP. Such changes do not involve significant changes to index composition or substantive changes to the focus of the Sector ProFund VPs’ investments. However, on the Effective Date, the names of certain other Sector ProFunds VP will be changed to conform to changes in the relevant index name as described more fully below.

Current Fund Name	New Fund Name	Current Benchmark Index Name	New Benchmark Index Name
ProFund VP Energy	ProFund VP Oil & Gas	Dow Jones U.S. Energy Sector Index	Dow Jones U.S. Oil & Gas Index

ProFund VP Financial	ProFund VP Financials	Dow Jones U.S. Financial Sector Index	Dow Jones U.S. Financials Index

ProFund VP Healthcare	ProFund VP Health Care	Dow Jones U.S. Healthcare Sector Index	Dow Jones U.S. Health Care Index

ProFund VP Industrial	ProFund VP Industrials	Dow Jones U.S. Industrial Sector Index	Dow Jones U.S. Industrials Index

All indexes referenced in this supplement were developed by Dow Jones & Company, Inc., the owner and calculator of the Dow Jones U.S. Sector Indexes underlying all Sector ProFunds VP. “Dow Jones” and “Dow Jones U.S. Sector Indexes” are service marks of Dow Jones & Company, Inc.

Please keep this information with your prospectus for future reference.

SUPP1004

PROFUNDS VP

Supplement dated October 20, 2004

to the Prospectus dated May 1, 2004

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

AND OTHER IMPORTANT CHANGES

Effective after the close of the New York Stock Exchange on December 17, 2004, Dow Jones & Company, Inc. will implement a new method for classifying companies to be included in certain of its indexes. The changes being implemented by Dow Jones include changes to the names of certain indexes that serve as benchmarks for the Sector ProFunds VP. Such changes do not involve significant changes to index composition or substantive changes to the focus of the Sector ProFund VPs’ investments. Accordingly, the Board of Trustees of ProFunds has approved changes to the name, investment objective and investment policy of each Fund, effective December 20, 2004 (or such other date as the indexes change), as described more fully below.

Current Fund Name	New Fund Name	Current Benchmark Index Name	New Benchmark Index Name
ProFund VP Financial	ProFund VP Financials	Dow Jones U.S. Financial Sector Index	Dow Jones U.S. Financials Index

ProFund VP Healthcare	ProFund VP Health Care	Dow Jones U.S. Healthcare Sector Index	Dow Jones U.S. Health Care Index

All indexes referenced in this supplement were developed by Dow Jones & Company, Inc., the owner and calculator of the Dow Jones U.S. Sector Indexes underlying all Sector ProFunds VP. “Dow Jones” and “Dow Jones U.S. Sector Indexes” are service marks of Dow Jones & Company, Inc.

Please keep this information with your prospectus for future reference.

SUPPJP1004